Hartford Schroders Emerging Markets Equity Fund Annual Fund Operating Expenses - Hartford Schroders Emerging Markets Equity Fund	Oct. 31, 2025
Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.91%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.26%
Expenses (as a percentage of Assets)	1.42%
Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.91%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.16%
Expenses (as a percentage of Assets)	2.07%
Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.91%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.20%
Expenses (as a percentage of Assets)	1.11%
Class R3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.91%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.27%
Expenses (as a percentage of Assets)	1.68%
Class R4
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.91%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.21%
Expenses (as a percentage of Assets)	1.37%
Class R5
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.91%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.17%
Expenses (as a percentage of Assets)	1.08%
Class Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.91%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.16%
Expenses (as a percentage of Assets)	1.07%
Class F
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.91%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.06%
Expenses (as a percentage of Assets)	0.97%
Class SDR
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.91%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.06%
Expenses (as a percentage of Assets)	0.97%